Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

On February 5, 2019, the Company filed Form Pre 14C with the SEC following majority shareholder approval on January 30, 2019 to increase the number of authorized common shares from 1,500,000,000 to 6,000,000,000. The Company filed a Def 14C with the SEC on February 25, 2019 and the increase in authorized was effective upon the filing of the Amendment with the state of Delaware on February 25, 2019.

On February 11, 2019, the Supreme Court of the State of New York issued a summons to the former CFO of the Company, to appear before the court to answer the Company’s complaint seeking payment under a personal guarantee of the defendant to provide half of any compensation paid to the former Chief Strategy Officer. The Company is seeking $300,000 from the defendant relating to the November 27, 2018 settlement agreement with the former Chief Strategy Office for $600,000.

On February 13, 2019, the Company received waiver and release arising from a vendor settlement of past due amounts due of $161,681 for the $90,000 convertible note issued to the vendor on November 13, 2018. The Company will immediately recognized a gain on extinguishment of debt in the amount of $71,681.

Convertible Notes Issued

On January 1, 2019 the Company issued a convertible promissory note for $12,500 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10%, matures in six months and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

 On January 18, 2019 the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12%, matures in six months and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On February 1, 2019 the Company issued a convertible promissory note for $12,500 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10%, matures in six months and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

Related Party Promissory Note Issued

On January 19, 2019 the Company issued a, promissory note to the CEO for $200,000. The note bears interest at 12% per annum, matures in 5 years on September 23, 2021.

Common Shares Issued for Convertible Notes

On January 8, 2019, Livingston Asset Management, LLC converted $9,000 of principal, $682 of accrued interest and $1,145 in fees for the fee note issued June 1, 2018 for 45,306,040 at the contracted price of $0.00025. The unliquidated balance of the fee note was $3,000 following the conversion.

On January 18, 2019, Livingston Asset Management converted $3,000 of the remaining principal balance, $24 of accrued interest and $1,145 in fees for the fee note issued June 1, 2018 and $12,500 of principal, $678 of accrued interest and $1,145 in fees from the fee note issued July 1, 2018 for total of 73,967,680 shares of common stock at the contracted price of $0.00025. The note was fully liquidated following the conversion.

On February 11, 2019, Livingston Asset Management submitted a conversion notice to convert $12,500 of principal, $654 of accrued interest and $1,145 in fees from the fee note issued August 1, 2018, for 47,663,700 at the contracted price of $0.0003.

Common Shares Issued under 3(a)(10)

On February 4, 2019 the Company issued 119,455,000 common shares to Livingston Asset Management under the 3(a)(10) agreement which are offered for sale to settle the Company’s obligation to its senior secured note holder.

Warrant Exercises

On January 4, 2019 Crown Bridge Partners exercised warrants for 52,100,526 common shares at $.0002, using the cashless formula as per the agreement.

On January 30, 2019 Crown Bridge Partners exercised warrants for 60,611,842 common shares at $.00024, using the cashless formula as per the agreement.

NOTE 18 - SUBSEQUENT EVENTS

Settlements

On November 13, 2018 the Company and a vendor agreed to settle $161,700 in past due professional fees for a convertible note in the amount of $90,000. The Company will recognize a gain on extinguishment of debt of approximately $71,700 during the three months ended December 31, 2018. The note (also discussed below) bears interest at 5% and matures in July 2019 and has a fixed discount conversion feature.

During November 2018 the Company reached an agreement and executed a related stipulation and payment terms agreement stemming from a legal action by the former Chief Strategy Officer for improper termination (See Note 16). The plaintiff agreed to accept $600,000 in payments. The first scheduled payment of $200,000 was made on December 20, 2018 in accordance with the settlement terms. Twelve monthly payments of approximately $33,333 are due starting on January 15, through December 15, 2019. As of September 30, 2018 the Company recorded $600,000 as accrued expense of which $500,000 was expensed during the fiscal year 2018.

Convertible Notes Issued

On October 1, 2018 the Company issued a convertible promissory note for $12,500 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10%, matures in six months and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

 On October 18, 2018 the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12%, matures in six months and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On November 1, 2018 the Company issued a convertible promissory note for $12,500 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10%, matures in six months and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On November 13, the Company issued a convertible promissory note for $90,000 to a vendor in settlement of past due amounts due for services. The note bears interest at 5%, matures on June 30, 2019 and is convertible into the Company’s common stock at 50% of the lowest closing bid price during the 20 trading days immeadiately preceding the notice of conversion.

 On November 18, 2018 the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

On December 1, 2018 the Company issued a convertible promissory note for $12,500 to Livingston Asset Management under the services agreement mentioned above. The note bears interest at 10%, matures in six months and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

 On December 18, 2018 the Company issued a convertible promissory note to an attorney for services in the amount of $6,000. The note bears interest at 12% and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.

Note Amendments, Assignments and Restatements

On October 17, 2018 Porta Pellex assigned $62,500 of the principal balance of its note to Trillium Partners LP along with $7,500 of accrued interest, leaving an unpaid balance of $62,500 plus accrued interest on Porta Pellex’s original note. The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at 50% discount to the lowest bid price over the 20 trading days prior to conversion notification. This modification was treated as a debt extinguishment. The modified note was treated as stock settled debt in accordance with ASC 480 and $62,500 was recorded as put premium with a charge to interest expense for the assigned and restated note.

On October 20, the balance of the note principal of $62,500 due to Porta Pellex was in default. This default was cured when the final assignment to Jefferson Street Capital LLC was executed (see below).

On October 23, 2018 Porta Pellex assigned $62,500 of the remaining principal balance of its note to Jefferson Street Capital LLC along with $7,500 of accrued interest. The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at the lower of: 50% discount to the lowest bid price over the 20 trading days prior to conversion notification; or 50% of the lowest bid price during the 20 trading days prior to the closing date of the related assignment. This modification was treated as a debt extinguishment. In connection with the issuance of this Note, the Company determined that the terms of the modified Note contain a conversion formula that caused variations in the conversion price resulting in the treatment of the conversion option as a bifurcated derivative to be accounted for at fair value. Accordingly, under the provisions of FASB ASC Topic No. 815-40, “Derivatives and Hedging – Contracts in an Entity’s Own Stock”, the embedded conversion option contained in the convertible instruments were accounted for as derivative liabilities at the date of assignment and shall be adjusted to fair value through earnings at each reporting date. The fair value of the embedded conversion option derivatives were determined using the Binomial valuation model. In connection with this Note, on the initial measurement date of October 23, 2018, the fair values of the embedded conversion option derivative of $72,609 was recorded as derivative liabilities, $70,000 was charged to current period operations as initial derivative expense, and $2,609 was recorded as a debt discount and is being amortized into interest expense over the expected holding period of the restated note.

On October 30, 2018 TCA the Company’s senior lender amended its credit facility which had been restructured in January 2018 when fees due for advisory and other matters along with accrued but unpaid interest were capitalized and separated into two notes, Note A having $1,000,000 principal and Note B having $4,788,642 both having the same maturity terms, interest rates and conversion rights. Under the current amendment total amounts outstanding under the notes along with accrued interest have been capitalized with the principal amount due of $6,018,192.42. The new note accrues interest on the principal balance at 12% per annum, includes amortization to the new maturity of December 15, 2020. The amortization payments credited toward the principal amount and accrued interest vary and include payments made under the 3(a)(10) settlement agreement with a third party related to Note A. Economically the total principal and accrued interest outstanding remain unchanged as reported in the consolidated balance sheet. All other terms including conversion rights and a make-whole provision in the case of a conversion shortfall remain the same as stated in the footnotes above.

Related Party Promissory Note Issued

On December 20, 2018 the Company issued a, promissory note to the CEO for $400,000. The note bears interest at 12% per annum, matures in 5 years on December 20, 2023 and requires monthly payment of interest and principal of $5,000 with a balloon payment at maturity.

Common Stock Issued

On October 17, 2018 Crown Bridge Partners was issued 35,420,168 common shares in exchange for the same number of warrants surrendered.

On November 1, 2018 Jefferson Street Capital was issued 30,000,000 common for conversion of principal related to the Porta Pellex note assignment and restatement cited above.

On November 6, 2018 Trillium Partners LLC was issued 58,721,488 common shares for conversion of principal related to the Porta Pellex note assignment and restatement cited above.

On November 6, 2018 Jefferson Street Capital was issued 32,307,692 common shares for conversion of principal related to the Porta Pellex note assignment and restatement cited above.

On November 19, 2018 Jefferson Street Capital was issued 45,952,267 common shares for conversion of principal related to the Porta Pellex note assignment and restatement cited above.

On November 27, 2018 Trillium Partners LLC was issued 56,947,133 common shares for conversion of principal related to the Porta Pellex note assignment and restatement cited above. Following this conversion principal, interest and fees due were fully settled.

On December 5, 2018 Jefferson Street Capital was issued 20,360,000 common for conversion of principal related to the Porta Pellex note assignment and restatement cited above. Following this conversion principal, interest and fees due were fully settled.

Common Stock Sold for Settlement Payment of 3(a)(10)

On November 22, 2018 Livingston Asset Management finalized sale of 30,000,000 shares of common stock and remitted a payment to TCA for $45,320.02 in partial settlement of TCA Note A under the terms of the 3(a)(10) agreement.